Risk Management Activities - Market Risk - Foreign Currency - Narrative (Detail) $ in Millions, $ in Millions							12 Months Ended
	Mar. 31, 2020 $ / $	Dec. 31, 2018 USD ($) $ / USD	Oct. 31, 2018 USD ($) $ / USD	Sep. 30, 2018 USD ($) $ / USD	Jun. 30, 2018 USD ($) $ / USD	May 31, 2018 $ / USD	Dec. 31, 2021 USD ($) ExchangeRates	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 AUD ($)	May 30, 2018 USD ($)
Disclosure of Financial Risk Management [line items]
Term loan and revolving credit facility							$ 1,200.0
Chile, Pesos
Disclosure of Financial Risk Management [line items]
Average strike rate	836.45						836.45
Currency risk
Disclosure of Financial Risk Management [line items]
Exposure to risk relating to financial instruments							$ 0.0
Currency risk | Australia
Disclosure of Financial Risk Management [line items]
Average strike rate | $ / USD		0.7150	0.7075	0.7182	0.7330	0.7517
Currency risk | Forward contract | Salares Nortes
Disclosure of Financial Risk Management [line items]
Term loan and revolving credit facility										$ 544.5
Mark to market value, liabilities							6.8	$ 86.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss							32.9	5.2
Mark to market value, liabilities							6.8	86.0
Unrealized gain (loss) on hedge ineffectiveness							$ 92.9	86.0
Currency risk | Forward contract | Australia
Disclosure of Financial Risk Management [line items]
Term loan and revolving credit facility		$ 50.0	$ 60.0	$ 100.0	$ 60.0							$ 96.0
Mark to market value, liabilities								0.0			$ 0.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss								0.3	$ 0.4
Mark to market value, liabilities								$ 0.0			$ 0.0